Retirement Employee Benefits - Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Current service labor cost	$ 18,762	$ 18,745	$ 13,152
Interest cost	14,108	13,245	12,048
Actuarial (gains) losses	281	(607)	(115)
Cost per service for plan modification			956
Components of defined benefit costs recognized in net income (Note 24)	33,151	31,383	26,041
Benefits paid	(7,887)	(16,798)	(3,308)
Measurement of net defined benefit liability:
Actuarial losses arising from changes in financial and demographic assumptions recognized in other comprehensive income	(15,263)	23,797	1,404
Total recognized as employee benefit cost	$ 10,001	$ 38,382	$ 24,137